Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Cash amount	$ 1,041,909	$ 843,705
Recognized revenue	977,054	784,530	$ 752,286
Research and development expenses	$ 38,221	$ 42,052	$ 43,661
Variable Interest Entity, Primary Beneficiary [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
VIEs accounted percentage	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Assets, Total [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
VIEs accounted percentage	57.00%	96.00%
Variable Interest Entity, Primary Beneficiary [Member] | Liabilities, Total [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
VIEs accounted percentage	100.00%	98.00%